Note 14 - Estimated Fair Value of the Financial Instruments not carried at Fair Value (Detail) - EUR (€) € in Millions		Dec. 31, 2023	Dec. 31, 2022
Carrying value [Member]
Financial assets:
Cash and central bank balances	[1]	€ 178,416	€ 178,896
Interbank balances (w/o central banks)	[1]	6,140	7,195
Central bank funds sold and securities purchased under resale agreements	[1]	14,725	11,478
Securities borrowed	[1]	39	0
Loans	[1]	479,353	491,175
Other financial assets	[1]	106,617	110,066
Financial liabilities:
Deposits	[1]	625,486	629,183
Central bank funds purchased and securities sold under repurchase agreements	[1]	3,038	573
Securities loaned	[1]	3	13
Other short-term borrowings	[1]	9,620	5,122
Other financial liabilities	[1]	99,272	93,135
Long-term debt	[1]	119,390	131,525
Trust preferred securities	[1]	289	500
Fair value [Member]
Financial assets:
Cash and central bank balances	[1]	178,416	178,896
Interbank balances (w/o central banks)	[1]	6,140	7,195
Central bank funds sold and securities purchased under resale agreements	[1]	14,778	11,505
Securities borrowed	[1]	39	0
Loans	[1]	454,972	461,070
Other financial assets	[1]	105,132	107,878
Financial liabilities:
Deposits	[1]	624,731	629,629
Central bank funds purchased and securities sold under repurchase agreements	[1]	3,031	572
Securities loaned	[1]	3	13
Other short-term borrowings	[1]	9,628	5,121
Other financial liabilities	[1]	99,272	93,135
Long-term debt	[1]	117,510	127,743
Trust preferred securities	[1]	264	426
Quoted prices in active market (Level 1)
Financial assets:
Cash and central bank balances	[1]	178,416	178,896
Interbank balances (w/o central banks)	[1]	0	0
Central bank funds sold and securities purchased under resale agreements	[1]	0	0
Securities borrowed	[1]	0	0
Loans	[1]	0	0
Other financial assets	[1]	13,304	16,046
Financial liabilities:
Deposits	[1]	2	1,736
Central bank funds purchased and securities sold under repurchase agreements	[1]	0	0
Securities loaned	[1]	0	0
Other short-term borrowings	[1]	0	0
Other financial liabilities	[1]	1,961	2,007
Long-term debt	[1]	0	0
Trust preferred securities	[1]	0	0
Valuation technique observable parameters (Level 2)
Financial assets:
Cash and central bank balances	[1]	0	0
Interbank balances (w/o central banks)	[1]	6,140	7,194
Central bank funds sold and securities purchased under resale agreements	[1]	14,034	10,363
Securities borrowed	[1]	39	0
Loans	[1]	11,519	12,038
Other financial assets	[1]	90,973	90,842
Financial liabilities:
Deposits	[1]	624,729	627,893
Central bank funds purchased and securities sold under repurchase agreements	[1]	3,031	572
Securities loaned	[1]	3	13
Other short-term borrowings	[1]	9,628	5,115
Other financial liabilities	[1]	97,311	91,127
Long-term debt	[1]	113,723	123,525
Trust preferred securities	[1]	264	426
Valuation technique unobservable parameters (Level 3) [Member]
Financial assets:
Cash and central bank balances	[1]	0	0
Interbank balances (w/o central banks)	[1]	0	0
Central bank funds sold and securities purchased under resale agreements	[1]	744	1,142
Securities borrowed	[1]	0	0
Loans	[1]	443,453	449,032
Other financial assets	[1]	855	989
Financial liabilities:
Deposits	[1]	0	0
Central bank funds purchased and securities sold under repurchase agreements	[1]	0	0
Securities loaned	[1]	0	0
Other short-term borrowings	[1]	0	7
Other financial liabilities	[1]	0	0
Long-term debt	[1]	3,787	4,219
Trust preferred securities	[1]	€ 0	€ 0

[1]	Amounts generally presented on a gross basis, in line with the Group’s accounting policy regarding offsetting of financial instruments as described in Note 1 “Material Accounting Policies and Critical Accounting Estimates”